Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Equity Securities, FV-NI and without Readily Determinable Fair Value [Abstract]
Initial cost basis		¥ 9,083		¥ 13,586		$ 1,244
Cumulative unrealized gains		1,193		3,099		163
Cumulative unrealized losses (including impairment)		(6,126)		(8,592)		(838)
Total carrying value		4,150		8,093		$ 569
Gross unrealized gains		32	$ 4	571	¥ 218
Gross unrealized losses (including impairment)	[1]	(292)	(40)	(744)	(2,418)
Net unrealized losses on equity investments held		(260)	(36)	(173)	(2,200)
Net realized gains on equity investments sold		38	5	251	90
Total net (losses) gains recognized		¥ (222)	$ (31)	¥ 78	¥ (2,110)

[1]	Gross unrealized losses (downward adjustments excluding impairment) were nil, RMB8 million and nil for the years ended December 31, 2022, 2023 and 2024, respectively.